Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table summarizes select operating results for each reportable segment. The CODM evaluates operating results and allocates capital resources among segments, in part, based on segment income from operations, which includes revenues of the segment less expenses that are directly related to those revenues, including purchase accounting impacts to revenue and cost of revenues, but excluding certain charges to cost of revenues and selling, general and administrative expenses predominantly related to corporate costs, shared overhead and other non-operational
costs related to restructuring activities and costs to achieve operational initiatives, which are included in “Corporate and Other” in the table below. Interest expense, loss on debt extinguishment, foreign currency loss (gain), net, and other expense (income), net, are not allocated to segments.

	Successor	Predecessor
(in millions)	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	For Year Ended June 30. 2021	For Year Ended June 30. 2020	For Year Ended June 30, 2019
Revenues
Medical	$49.2	$60.3	$155.7	$62.6	$42.9
Industrial	104.9	107.7	455.9	415.6	397.2

Consolidated Revenues	$154.1	$168.0	$611.6	$478.2	$440.1
Segment Income from Operations
Medical	$(4.3)	$0.7	$6.0	$13.9	$10.2
Industrial	1.1	11.7	81.5	59.6	55.0

Total Segment Income from Operations	(3.2)	12.4	87.5	73.5	65.2
Corporate and other	(19.7)	(54.0)	(76.3)	(50.5)	(36.4)

Consolidated Income from Operations	$(22.9)	$(41.6)	$11.2	$23.0	$28.8
Capital Expenditures
Medical	$3.8	$6.8	$14.2	$10.1	$8.0
Industrial	2.0	2.7	12.2	11.4	10.4

Total operating and reportable segments	5.8	9.5	26.4	21.5	18.4
Corporate and other	0.3	0.3	—	0.4	0.8

Total Capital Expenditures	$6.1	$9.8	$26.4	$21.9	$19.2

	Successor	Predecessor
(in millions)	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	For Year Ended June 30. 2021	For Year Ended June 30. 2020	For Year Ended June 30, 2019
Depreciation and Amortization
Medical	$17.0	$13.3	$33.3	$15.8	$15.4
Industrial	20.1	12.4	49.7	52.2	53.7

Total operating and reportable segments	37.1	25.7	83.0	68.0	69.1
Corporate and other	0.2	0.2	0.6	0.4	0.4

Total Depreciation and Amortization	$37.3	$25.9	$83.6	$68.4	$69.5

Revenue from External Customers by Geographic Areas
The following details revenues and property, plant, and equipment, net by geographic region. Revenues generated from external customers are attributed to geographic regions through sales from site locations (in millions).

	Revenues
	Successor	Predecessor
	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	For Year Ended June 30. 2021	For Year Ended June 30. 2020	For Year Ended June 30, 2019
North America
Medical	$45.3	$54.6	$138.6	$57.5	$41.0
Industrial	47.6	53.4	199.4	193.3	188.3

Total North America	$92.9	$108.0	$338.0	$250.8	$229.3
Europe
Medical	$3.9	$5.7	$17.1	$5.2	$1.9
Industrial	55.3	52.6	241.5	206.2	194.9

Total Europe	$59.2	$58.3	$258.6	$211.4	$196.8
Asia Pacific
Medical	$—	$—	$—	$—	$—
Industrial	2.0	1.7	15.0	16.0	14.0

Total Asia Pacific	$2.0	$1.7	$15.0	$16.0	$14.0

Total revenues	$154.1	$168.0	$611.6	$478.2	$440.1

Schedule of Revenue by Timing of Recognition
The following details revenues by timing of recognition (in millions):

	Revenues
	Successor	Predecessor
	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	For Year Ended June 30. 2021	For Year Ended June 30. 2020	For Year Ended June 30, 2019
Point in time	$120.1	$123.6	$456.6	$337.3	$331.1
Over time	34.0	44.4	155.0	140.9	109.0

Total revenues	$154.1	$168.0	$611.6	$478.2	$440.1

Revenue from External Customers by Products and Services
The following details revenues by product category (in millions):

	Revenues
	Successor	Predecessor
	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	For Year Ended June 30. 2021	For Year Ended June 30. 2020	For Year Ended June 30, 2019
Medical segment:
Medical	$49.2	$60.3	$155.7	$62.6	$42.9
Industrial segment:
Reactor Safety and Control Systems	30.6	34.7	146.8	135.4	133.3
Radiological Search, Measurement, and Analysis Systems	74.3	73.0	309.1	280.2	263.9

Total revenues	$154.1	$168.0	$611.6	$478.2	$440.1

Schedule of Property, Plant, and Equipment by Geographical Areas
The following details property, plant, and equipment, net by geography (in millions):

	Property, Plant, and Equipment, Net
	Successor	Predecessor
	As of December 31, 2021	As of June 30, 2021	As of June 30, 2020
North America	$77.1	$47.5	$36.5
Europe	46.7	41.1	38.6
Asia Pacific	0.2	0.2	0.1

Total	$124.0	$88.8	$75.2